Additional Information - Condensed Financial Statements (Condensed Statements of Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in)/ provided by operating activities	$ 198,775	$ 205,662	$ 213,344
Cash flows from investing activities:
Net cash used in investing activities	(256,426)	(4,685)	(3,935)
Cash flows from financing activities:
Repayments of loans to offshore banks	0	(344,500)	(25,500)
Payment for repurchase of shares	0	0	(14,506)
Net cash provided by/(used in) financing activities	15,013	(147,459)	142,894
Net increase/(decrease) in cash and cash equivalents	(26,049)	27,271	349,123
Cash and cash equivalents, beginning of year	597,188	569,917	220,794
Cash and cash equivalents, end of year	571,139	597,188	569,917
Changyou.com Limited [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in)/ provided by operating activities	(1,422)	4,001	(14,238)
Cash flows from investing activities:
Proceeds from/(Purchase of) time deposits	0	478	(478)
Proceeds relating to loans to subsidiaries	0	343,674	35,411
Net cash used in investing activities	0	344,152	34,933
Cash flows from financing activities:
Repayments of loans to offshore banks	0	(344,500)	(25,500)
Payment for repurchase of shares	0	0	(14,506)
Net cash provided by/(used in) financing activities	0	(344,500)	(40,006)
Net increase/(decrease) in cash and cash equivalents	(1,422)	3,653	(19,311)
Cash and cash equivalents, beginning of year	8,771	5,118	24,429
Cash and cash equivalents, end of year	$ 7,349	$ 8,771	$ 5,118